Cover - shares	12 Months Ended
	Dec. 31, 2025	Mar. 25, 2026
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41334
Entity Registrant Name	RAIL VISION LTD.
Entity Central Index Key	0001743905
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	15 Ha’Tidhar St
Entity Address, City or Town	Ra’anana
Entity Address, Country	IL
Entity Address, Postal Zip Code	4366517
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		2,192,186
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1197
Auditor Name	Brightman Almagor Zohar & Co.
Auditor Location	Tel Aviv, Israel
Ordinary shares, no par value
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary shares, no par value
Trading Symbol	RVSN
Security Exchange Name	NASDAQ
Warrants to purchase ordinary shares, no par value
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants to purchase ordinary shares, no par value
Trading Symbol	RVSNW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	15 Ha’Tidhar St
Entity Address, City or Town	Ra’anana
Entity Address, Country	IL
Entity Address, Postal Zip Code	4366517
City Area Code	+972
Local Phone Number	9-957-7706
Contact Personnel Name	David BenDavid
Contact Personnel Email Address	Email: marketing@railvision.io